Income Taxes - Ocean Rig Income/(Losses) Before Taxes by Country (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total income before taxes	$ (42,392)	$ (157,194)	$ (1,073,989)
Drilling Segment
Domestic income / (loss) (Republic of the Marshall Islands)			90,181
Foreign income			42,277
Total income before taxes			$ 132,458